SUMMARY OF CHANGES IN STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share Capital
Number of options outstanding, Beginning Balance | shares	1,193,659	744,993
Weighted average exercise price, Beginning Balance | $ / shares	$ 2.75	$ 2.50
Number of options outstanding, forfeited | shares		(43,334)
Weighted average exercise price, forfeited | $ / shares		$ 2.50
Number of options outstanding, Granted | shares	247,826	492,000
Weighted average exercise price, Granted | $ / shares	$ 10.12	$ 3.08
Number of options outstanding, Exercised | shares	(405,494)
Weighted average exercise price, Exercised | $ / shares	$ 2.50
Number of options outstanding, Ending Balance | shares	1,035,991	1,193,659
Weighted average exercise price, Ending Balance | $ / shares	$ 4.60	$ 2.75